Total
BMO High Yield Bond Fund
BMO High Yield Bond Fund
Investment Objective:
To maximize total return consistent with current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts and waivers is available from your financial professional and under “How to Buy Shares – Purchase of Class A Shares – Class A Shares – Sales Charge” on page 114 of this Prospectus, under “How to Buy Shares – Class A Shares – Waivers and Reductions of Sales Charges” beginning on page 115 of this Prospectus, under “Appendix–Sales Charge Waivers” on page 153 of this Prospectus, and “How to Buy Shares” beginning on page B-37 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BMO High Yield Bond Fund		Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none	3.50%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	[1]	none	1.00%
Redemption Fee		none	none
[1]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BMO High Yield Bond Fund		Class I	Class A
Management Fees		0.50%	0.50%
Distribution (12b-1) Fees		none	0.25%
Other Expenses	[1]	1.49%	1.49%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses		2.00%	2.25%
Fee Waiver and Expense Reimbursement	[3]	(1.34%)	(1.34%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[3]	0.66%	0.91%
[1]	Other Expenses have been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.
[3]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.65% for Class I and 0.90% for Class A through December 31, 2020. This expense limitation agreement may not be terminated prior to December 31, 2020 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2020. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example - BMO High Yield Bond Fund - USD ($)	Class I	Class A
1 Year	$ 67	$ 440
3 Years	497	904
5 Years	953	1,394
10 Years	$ 2,219	$ 2,743

Expense Example, No Redemption - BMO High Yield Bond Fund - USD ($)	Class I	Class A
1 Year	$ 67	$ 440
3 Years	497	904
5 Years	953	1,394
10 Years	$ 2,219	$ 2,743

Portfolio Turnover
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests at least 80% of its assets in a diversified portfolio of domestic and foreign high yield, high risk fixed income securities (also referred to as “junk bonds”) within the non-investment grade corporate bond market. The Fund may invest in high yield, high risk fixed income securities of any maturity. The Fund seeks to generate excess returns by effectively balancing risk and reward through vigorous asset selection criteria and continuous monitoring of portfolio positions.

The Adviser follows a disciplined investment approach that emphasizes fundamental credit analysis. Macroeconomic and market analysis also contribute to portfolio structure and security selection. The Adviser also integrates environmental, social, and governance (ESG) considerations into its security selection, portfolio construction, and monitoring processes. The portfolio is continuously monitored to determine the risk and reward characteristics of each security.

From time to time, the Fund maintains a portion of its assets in cash. The Fund may increase its cash holdings in response to market conditions or in the event attractive investment opportunities are not available.
Principal Risks
The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Corporate Debt Securities Risks. Corporate debt securities are fixed income securities issued by businesses. The market value of corporate debt may be affected by changes in the market rate of interest, the credit rating of the corporation, the corporation’s performance, and perceptions of the corporation in the market place. Corporate issuers may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

High Yield Securities Risks. High yield securities, also referred to as “junk bonds” or non-investment grade securities, are debt securities rated lower than BBB by Standard & Poor’s or Baa by Moody’s Investors Service. These securities tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories, and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because a thin trading market for such securities may exist.

Income Risks. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Interest rate changes also are influenced by a number of factors including government policy, inflation expectations, and supply and demand.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated lower than BBB or Baa have speculative characteristics.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Foreign Securities Risks. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Liquidity Risks. Liquidity risk refers to the possibility that the trading market for a particular type of security becomes less liquid or the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. The market for lower-quality debt instruments, including junk bonds, is generally less liquid than the market for higher-quality debt instruments. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. Illiquidity may result from political, economic, or issuer specific events or overall market disruptions.

Management Risks. The Adviser's judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.
Fund Performance
The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at bmofunds.com.
Class I—Annual Total Returns (calendar years 2012-2018)

The return for the Class I shares of the Fund from January 1, 2019 through September 30, 2019 was 10.54%.

During the periods shown in the bar chart for the Fund:
	Quarter Ended	Returns
Best quarter	09/30/2016	4.27%
Worst quarter	12/31/2018	(4.79)%

Average Annual Total Returns through 12/31/18
Average Annual Total Returns - BMO High Yield Bond Fund	1 Year	5 Years	Since Inception	Inception Date
Class I	(3.90%)	2.37%	4.08%	Dec. 29, 2011
Class I | Return After Taxes on Distributions	(6.02%)	(0.12%)	1.57%
Class I | Return After Taxes on Distributions and Sale of Fund Shares	(2.27%)	0.74%	2.07%
Class I | MLHYMCI (reflects no deduction for fees, expenses or taxes)	(2.04%)	3.88%	5.96%
Class I | LHYBI (reflects deduction of fees and no deduction for sales charges or taxes)	(2.98%)	3.05%	5.40%
Class A	(7.51%)		0.81%	May 27, 2014
Class A | MLHYMCI (reflects no deduction for fees, expenses or taxes)	(2.04%)		3.18%
Class A | LHYBI (reflects deduction of fees and no deduction for sales charges or taxes)	(2.98%)		2.41%

Performance prior to March 7, 2017 reflects the Fund’s performance with its previous subadviser, Monegy, Inc.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class I and after-tax returns for Class A will vary.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit to the shareholder that increases the after-tax return.

The Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index (MLHYMCI) is a market-value- weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Its securities have maturities of one year or more and a credit rating lower than BBB-/Baa3, but are not in default, and the index is restricted to a maximum of 2% per issuer.

The Lipper High Yield Bond Funds Index (LHYBI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.